VARIABLE FUND D
PROSPECTUS
INDIVIDUAL VARIABLE ANNUITY CONTRACT OF
MINNESOTA MUTUAL'S VARIABLE FUND D

The variable annuity contracts, which are more fully described in this Prospectus, are designed to provide benefits under certain retirement programs or plans which qualify for special federal income tax treatment.

The owner of a contract may elect to have contract values accumulated on a completely variable basis, on a completely fixed basis (as part of Minnesota Mutual's General Account and in which the safety of principal and interest are guaranteed) or on a combination fixed and variable basis. To the extent that contract values are accumulated on a variable basis, they will be a part of the Variable Fund D. The Variable Fund D invests its assets in shares of Advantus Series Fund, Inc. (the "Series Fund"). The variable accumulation value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Series Fund selected by the contract owner or participant. The contract owner bears the entire investment risk for any amounts allocated to the Portfolios of the Series Fund.

This Prospectus sets forth information that a prospective investor should know before investing in the Variable Fund D, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further contract and Variable Fund D information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 665-3500, or by writing the Variable Fund D at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears in this Prospectus on page 30.

                This Prospectus is not valid unless attached to a current prospectus of
                Advantus Series Fund, Inc.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   [LOGO]

THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
400 ROBERT STREET NORTH
ST. PAUL, MN 55101-2098
(612) 665-3500
http://www.minnesotamutual.com

The date of this document and the Statement of Additional Information is: May 1, 1997
F. 30742 Rev. 5-1997

                                  DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in the Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in the Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE:  each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Variable Fund D.

VARIABLE FUND D: a separate investment account called the Minnesota Mutual Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE CONTRACTS, WHICH IS PROVIDED ONLY IN THE PROSPECTUS. YOU MAY FIND IT HELPFUL TO
RE-READ THIS SUMMARY AFTER READING THE PROSPECTUS, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE. A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS MAY BE FOUND ON THE PRECEDING PAGE.

This Prospectus describes variable annuity contracts which are offered for use in connection with certain retirement plans or programs entitled to special federal income tax benefits. These plans or programs include: (a) employer pension or profit-sharing plans qualified under Section 401(a) or 403(a) of the Internal Revenue Code (the "Code"); (b) pension plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended (H.R. 10 or Keogh plans); (c) annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to Section 403(b) of the Code; (d) individual retirement annuity plans adopted by individuals pursuant to Section 408 of the Code; and (e) eligible state deferred compensation plans described in Section 457 of the Code.

Several types of variable annuity contracts are offered by The Minnesota Mutual Life Insurance Company ("Minnesota Mutual") in connection with Variable Fund D. The contracts described in this Prospectus are a Flexible Payment Deferred Variable Annuity and a Single Payment Deferred Variable Annuity, both of which are subject to a deferred sales charge. The minimum purchase payment under the Flexible Payment Deferred Variable Annuity contract is $25, a minimum which Minnesota Mutual is currently waiving, while the minimum purchase payment amount under the Single Payment Deferred Variable Annuity contract is $5,000. For a detailed description of each type of contract, see "Description of the Contracts" on page 19.

There is a right of revocation which exists for ten days after the contract is received. See "Right of Revocation" on page 19.

The contracts are combined fixed and variable annuity contracts which provide for monthly annuity payments. These payments may begin immediately or at some future date. Purchase payments received under a contract are allocated either to our General Account or to Variable Fund D. In the General Account, purchase payments receive interest and principal guarantees; in the Variable Fund D, your purchase payments are invested in one or more Portfolios of Advantus Series Fund, Inc. and receive no interest or principal guarantees.

To the extent amounts are invested in the Portfolios of the Variable Fund D, the value of the contract before the date annuity payments begin, and the amount of monthly variable annuity benefits payable after that date, will increase or decrease depending on increases or decreases in the market value of the securities held by the Portfolios of the Series Fund.

This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. Please look to the language of the contracts for a description of the fixed portion of the contracts. For more information on the contracts, see the heading "Description of the Contracts" in this Prospectus.

Currently, purchase payments allocated to the Variable Fund D are invested exclusively in shares of Advantus Series Fund, Inc. The Series Fund is a mutual fund of the series type, which means that it has several different portfolios which it offers for investment. Shares of the Series Fund will be made available at net asset value to the Variable Fund D to fund the variable annuity contracts. The Series Fund is also required to redeem its shares at net asset value at our request. We reserve the right to add, combine or remove other eligible funds. The investment objectives and certain policies of the Portfolios of the Series Fund which are available to the contracts offered by this Prospectus are as follows:

    The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.

    The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

    The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.

    AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

    The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.

    The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.

    The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.

There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Series Fund, which is attached to this Prospectus.

Subject to the limitations of the type of retirement program or a specific plan, the contracts may be surrendered in whole or in part at any time prior to the time that annuity payments begin for their accumulation value, less a deferred sales charge, if any. See the discussion on withdrawals and surrender on pages 25-26. A surrender or a withdrawal may result in adverse tax consequences. Once an annuity option has been selected and payments begin, payments will be made only in accordance with the terms of that option. These options, along with a description of the method used to determine the amount of each variable annuity payment, are found on page 21.

The allocation of future purchase payments may be made by giving Minnesota Mutual written or telephone notice. And before annuity payments begin, a contract owner or participant may transfer all or a part of existing accumulation values between the General Account and the separate account or among the sub-accounts of Variable Fund D. These transfers may be made by written request to Minnesota Mutual and, generally, must be in amounts of at least $250. Currently, Minnesota Mutual is waiving the enforcement of this provision. For additional information on transfers please see the section on page 24.

No deduction for a sales charge is made from the purchase payments for these contracts. However, a deferred sales charge may be made on contract withdrawals or surrenders during the first ten contract years. For flexible purchase payment contracts the deferred sales charge is initially 9.0% of the amount withdrawn with the percentage charge being reduced uniformly by .075% for each of the first 120 months from the contract date. For single purchase payment contracts, the deferred sales charge is initially 6.0% of the amount withdrawn with the percentage charge being reduced by .05% for each of the first 120 months from the contract date. Notwithstanding the existence of this charge, the contract owner may withdraw or surrender up to 10% of the contract value at the prior year-end without the application of such charge. In no event will the sum of any deferred sales charges exceed 9.0% of the amount of purchase payments made under the contract.

A deduction at the rate of .795% per year is made from the value of each sub-account of Variable Fund D. This deduction is for the assumption by Minnesota Mutual of mortality and expense risks. For additional information on this deduction, see page 16.

In addition, Advantus Capital Management, Inc., a subsidiary of MIMLIC Asset Management Company, which is a subsidiary of Minnesota Mutual, acts as the investment adviser to the Series Fund and deducts from the net asset value of each Portfolio of the Series Fund a fee for its services which are provided under an investment advisory agreement. To the extent that the cost of investment advisory services in the Series Fund exceeds
 .265%, Minnesota Mutual will make a reimbursement to Variable Fund D contracts. For more information on this reimbursement, please see the section in this Prospectus entitled "Contract Deductions."

Each Portfolio of the Series Fund is subject to certain expenses in addition to its advisory fee. For funds allocated to the Growth Sub-Account, a portion of these expenses may be reimbursed. For more information on this, see this Prospectus under the heading "Contract Deductions." For more information on the Series Fund, see the prospectus of Advantus Series Fund, Inc. which is attached to this Prospectus.

MIMLIC Sales Corporation ("MIMLIC Sales") acts as the principal underwriter for the Variable Fund D. This firm is also affiliated with Minnesota Mutual.

                                 EXPENSE TABLE

The following contract expense information is intended to illustrate the expense of the Variable Fund D variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
CONTRACT OWNER TRANSACTION EXPENSES

    Deferred Sales Load (as a percentage of amount surrendered or withdrawn).........          6%
                                                                                           decreasing
                                                                                            uniformly
                                                                                       by .05% for each of
                                                                                          the first 120
                                                                                             months
                                                                                        from the contract
                                                                                              date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235%)
    Mortality and Expense Risk Fees..................................................         .795%
    Other Expense Reimbursement......................................................        (.090%)
                                                                                             ------
        Total Sub-Account Annual Expenses............................................         .470%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

    Growth Portfolio

    Investment Management Fees.......................................................         .500%
    Other Expenses...................................................................         .090%
                                                                                              -----
        Total Growth Portfolio Annual Expenses.......................................         .590%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Growth Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $61       $76       $91       $129
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $34       $58       $129
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $34       $58       $129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)

    Bond Portfolio
    Investment Management Fees.......................................................         .500%
    Other Expenses...................................................................         .060%
                                                                                              -----
        Total Bond Portfolio Annual Expenses.........................................         .560%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Bond Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $62       $78       $94       $136
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)

    Money Market Portfolio
    Investment Management Fees.......................................................         .500%
    Other Expenses...................................................................         .100%
                                                                                              -----
        Total Money Market Portfolio Annual Expenses.................................         .600%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Money Market Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $62       $79       $96       $141
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $37       $64       $141
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $37       $64       $141

SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation
Portfolio)

    Asset Allocation Portfolio
    Investment Management Fees.......................................................         .500%
    Other Expenses...................................................................         .040%
                                                                                              -----
        Total Asset Allocation Portfolio Annual Expenses.............................         .540%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Asset Allocation Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $62       $77       $93       $134
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $134
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $134

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage
Securities Portfolio)

    Mortgage Securities Portfolio
    Investment Management Fees.......................................................         .500%
    Other Expenses...................................................................         .080%
                                                                                              -----
        Total Mortgage Securities Portfolio Annual Expenses..........................         .580%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $62       $79       $95       $139
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $36       $63       $139
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $36       $63       $139

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.135)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .660%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500
Portfolio)

    Index 500 Portfolio
    Investment Management Fees.......................................................         .400%
    Other Expenses...................................................................         .050%
                                                                                              -----
        Total Index 500 Portfolio Annual Expenses....................................         .450%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Index 500 Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $62       $78       $94       $135
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $135
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $135

SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.485%)
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .310%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company
Portfolio)

    Small Company Portfolio
    Investment Management Fees.......................................................         .750%
    Other Expenses...................................................................         .060%
                                                                                              -----
        Total Small Company Portfolio Annual Expenses................................         .810%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Small Company Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $62       $78       $94       $136
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136

INDIVIDUAL FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
CONTRACT OWNER TRANSACTION EXPENSES

    Deferred Sales Load (as a percentage of amount surrendered or withdrawn).........          9%
                                                                                           decreasing
                                                                                            uniformly
                                                                                        by .075% for each
                                                                                        of the first 120
                                                                                         months from the
                                                                                          contract date
SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235%)
    Mortality and Expense Risk Fees..................................................         .795%
    Other Expense Reimbursement......................................................        (.090%)
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .470%
                                                                                              -----
                                                                                              -----
ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

    Growth Portfolio
    Management Fees..................................................................         .500%
    Other Expenses...................................................................         .090%
                                                                                              -----
        Total Growth Portfolio Annual Expenses.......................................         .590%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Growth Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $87       $97      $108       $129
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $34       $58       $129
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $34       $58       $129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)

    Bond Portfolio
    Management Fees..................................................................         .500%
    Other Expenses...................................................................         .060%
                                                                                              -----
        Total Bond Portfolio Annual Expenses.........................................         .560%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Bond Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $87       $99      $111       $136
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market
Portfolio)

    Money Market Portfolio
    Management Fees..................................................................         .500%
    Other Expenses...................................................................         .100%
                                                                                              -----
        Total Money Market Portfolio Annual Expenses.................................         .600%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Money Market Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $88      $100      $113       $141
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $37       $64       $141
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $37       $64       $141

SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation
Portfolio)

    Asset Allocation Portfolio
    Management Fees..................................................................         .500%
    Other Expenses...................................................................         .040%
                                                                                              -----
        Total Asset Allocation Portfolio Annual Expenses.............................         .540%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Asset Allocation Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $87       $99      $110       $134
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $134
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $134

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.235)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .560%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage
Securities Portfolio)

    Mortgage Securities Portfolio
    Management Fees..................................................................         .500%
    Other Expenses...................................................................         .080%
                                                                                              -----
        Total Mortgage Securities Portfolio Annual Expenses..........................         .580%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $87      $100      $112       $139
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $36       $63       $139
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $12       $36       $63       $139

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.135)%
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .660%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500
Portfolio)

    Index 500 Portfolio
    Management Fees..................................................................         .400%
    Other Expenses...................................................................         .050%
                                                                                              -----
        Total Index 500 Portfolio Annual Expenses....................................         .450%
                                                                                              -----
                                                                                              -----

EXAMPLE--For contracts using the Index 500 Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $87       $99      $110       $135
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $135
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $35       $61       $135

SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

    Investment Management Fee Reimbursement..........................................        (.485%)
    Mortality and Expense Risk Fees..................................................         .795%
                                                                                              -----
        Total Sub-Account Annual Expenses............................................         .310%
                                                                                              -----
                                                                                              -----

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company
Portfolio)

    Small Company Portfolio
    Investment Management Fees.......................................................         .750%
    Other Expenses...................................................................         .060%
                                                                                              -----
        Total Small Company Portfolio Annual Expenses................................         .810%
                                                                                              -----
                                                                                              -----
EXAMPLE--For contracts using the Small Company Portfolio:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
    If you surrender your contract at the end of the applicable time period:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $87       $99      $111       $136
    If you annuitize at the end of the applicable time period:*
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136
    If you do NOT surrender your contract:
        You would pay the following expenses on a $1,000 investment,
          assuming 5% annual return on assets.........................   $11       $36       $62       $136

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, see page 16 of this Prospectus.
------------------------
    *Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for a period of at least five years.

     Prior to May 3, 1993, several of the Portfolios were known by different names. The Growth Portfolio was the Stock Portfolio, the Asset Allocation Portfolio was the Managed Portfolio and the Index 500 Portfolio was the Index Portfolio.

                               TABLE OF CONTENTS

                                                              Page
Definitions.................................................    2

Synopsis....................................................    3

Expense Table...............................................    5

Condensed Financial Information.............................   14

Financial Statements........................................   15

General Descriptions........................................   15

Contract Deductions.........................................   16
    Sales Charges...........................................   16
    Premium Taxes...........................................   18
    Investment Management...................................   18
    Mortality and Expense Risks.............................   18
    Expenses................................................   18
    Other Expenses..........................................   18

Description of the Contracts................................   19

Voting Rights...............................................   20

Annuity Period..............................................   21

Death Benefit...............................................   23

Crediting Accumulation Units................................   23

Withdrawals and Surrender...................................   26

Distribution................................................   26

Federal Tax Status..........................................   26

Legal Proceedings...........................................   30

Statement of Additional Information.........................   30

                        CONDENSED FINANCIAL INFORMATION

The financial statements of Minnesota Mutual Variable Fund D and of The Minnesota Mutual Life Insurance Company may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each sub-account for the six years ended December 31, 1996 and the period from October 26, 1990 to December 31, 1990. This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Variable Fund D included in the Statement of Additional Information.

                                                                YEAR ENDED DECEMBER 31,
                                ---------------------------------------------------------------------------------------
                                    1996           1995           1994           1993           1992           1991
                                ------------   ------------   ------------   ------------   ------------   ------------
Growth Sub-Account:
    Unit value at beginning of
     period...................       $11.877         $9.604         $9.573         $9.196         $8.803         $6.595
    Unit value at end of
     period...................       $13.839        $11.877         $9.604         $9.573         $9.196         $8.803
    Number of units
     outstanding at end of
     period...................     4,666,243      4,918,859      5,406,377      5,785,198      5,758,220      5,842,088
Bond Sub-Account:
    Unit value at beginning of
     period...................        $1.567         $1.316         $1.386         $1.264         $1.191         $1.021
    Unit value at end of
     period...................        $1.604         $1.567         $1.316         $1.386         $1.264         $1.191
    Number of units
     outstanding at end of
     period...................       296,978        321,612        386,750        480,411        177,794         66,385
Money Market Sub-Account:
    Unit value at beginning of
     period...................        $1.186         $1.131         $1.097         $1.074         $1.047         $1.000
    Unit value at end of
     period...................        $1.238         $1.186         $1.131         $1.097         $1.074         $1.047
    Number of units
     outstanding at end of
     period...................       395,596        352,735        457,011        774,078        357,877        171,773
Asset Allocation Sub-Account:
    Unit value at beginning of
     period...................        $1.831         $1.473         $1.502         $1.419         $1.330         $1.038
    Unit value at end of
     period...................        $2.048         $1.831         $1.473         $1.502         $1.419         $1.330
    Number of units
     outstanding at end of
     period...................     2,804,901      2,960,127      3,175,751      2,903,712      1,463,845        364,314
Mortgage Securities
Sub-Account:
    Unit value at beginning of
     period...................        $1.473         $1.255         $1.307         $1.203         $1.137         $1.000
    Unit value at end of
     period...................        $1.542         $1.473         $1.255         $1.307         $1.203         $1.137
    Number of units
     outstanding at end of
     period...................       175,022        136,987        160,939        286,125        265,381          5,173
Index 500 Sub-Account:
    Unit value at beginning of
     period...................        $2.148         $1.580         $1.572         $1.442         $1.352         $1.049
    Unit value at end of
     period...................        $2.596         $2.148         $1.580         $1.572         $1.442         $1.352
    Number of units
     outstanding at end of
     period...................       923,905        951,303        886,632        684,210        332,893        174,242
Small Company Sub-Account:
    Unit value at beginning of
     period...................        $1.535         $1.169         $1.107         $1.000
    Unit value at end of
     period...................        $1.624         $1.535         $1.169         $1.107***
    Number of units
     outstanding at end of
     period...................       114,187        124,882         72,272         14,148

                                PERIOD FROM
                                OCTOBER 26,
                                  1990 TO
                                DECEMBER 31,
                                   1990*
                                ------------
Growth Sub-Account:
    Unit value at beginning of
     period...................      $6.061
    Unit value at end of
     period...................      $6.595
    Number of units
     outstanding at end of
     period...................   6,024,553
Bond Sub-Account:
    Unit value at beginning of
     period...................      $1.000
    Unit value at end of
     period...................      $1.021
    Number of units
     outstanding at end of
     period...................      20,037
Money Market Sub-Account:
    Unit value at beginning of
     period...................      --    **
    Unit value at end of
     period...................      --
    Number of units
     outstanding at end of
     period...................      --
Asset Allocation Sub-Account:
    Unit value at beginning of
     period...................      $1.000
    Unit value at end of
     period...................      $1.038
    Number of units
     outstanding at end of
     period...................      13,616
Mortgage Securities
Sub-Account:
    Unit value at beginning of
     period...................      --    **
    Unit value at end of
     period...................      --
    Number of units
     outstanding at end of
     period...................      --
Index 500 Sub-Account:
    Unit value at beginning of
     period...................      $1.000
    Unit value at end of
     period...................      $1.049
    Number of units
     outstanding at end of
     period...................       5,000
Small Company Sub-Account:
    Unit value at beginning of
     period...................
    Unit value at end of
     period...................
    Number of units
     outstanding at end of
     period...................

------------------------
  * The condensed financial information is presented for the period from October 26, 1990 to December 31, 1990. October 26, 1990 was the effective date of the 1933 Act Registration for Minnesota Mutual Variable Fund D after its reorganization as a unit investment trust.
 ** As of December 31, 1990, no contract owners had elected to allocate payments to the Money Market and Mortgage Securities sub-accounts; accordingly, condensed financial information is not presented for the period from October 26, 1990 to December 31, 1990.
*** The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.

                              FINANCIAL STATEMENTS

The complete financial statements of Minnesota Mutual Variable Fund D and The Minnesota Mutual Life Insurance Company are included in the Statement of Additional Information.

                              GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

The Minnesota Mutual Life Insurance Company is a mutual life insurance company organized in 1880 under the laws of Minnesota. Its home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098 (612 665-3500). It is licensed to do a life insurance business in all states of the United States (except New York, where it is an authorized reinsurer), the District of Columbia, Canada, Puerto Rico, and Guam.

B.  MINNESOTA MUTUAL VARIABLE FUND D

On October 16, 1967, the Board of Trustees of Minnesota Mutual established a separate account in accordance with certain provisions of Minnesota Insurance Law. Minnesota Mutual Variable Fund D is the name by which this account is designated. The Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.

The Minnesota law under which the Variable Fund D was established provides that the assets of the Variable Fund D shall not be chargeable with liabilities arising out of any other business which Minnesota Mutual may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity contracts for which the Variable Fund D was established. The investment performance of the Variable Fund D is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish. All obligations under the contracts are general corporate obligations of Minnesota Mutual.

At a Special Meeting of contract owners and participants of Variable Fund D held October 23, 1990, the contract owners and participants approved an Agreement and Plan of Reorganization whereby Variable Fund D (which was a management investment company investing primarily in a portfolio of equity securities, mainly common stocks) transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. Variable Fund D was reconstituted and registered as a unit investment trust under the 1940 Act. As part of that Reorganization it now consists of seven sub-accounts, each investing its assets solely in the shares of one of seven of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of the Variable Fund D by the Commission.

C.  ADVANTUS SERIES FUND, INC.

The Variable Fund D currently invests exclusively in Advantus Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type. Prior to May 1, 1997, the name of the Series Fund was "MIMLIC Series Fund, Inc." On January 14, 1997, the Series Fund's Board of Directors approved an amendment of the Series Fund's Articles of Incorporation for the purpose of changing the name of the Series Fund to "Advantus Series Fund, Inc." effective May 1, 1997. The purpose of the name change is to provide the Series Fund with a more distinctive name which may provide greater visibility and name recognition, which reflects the name of its adviser, and which may provide additional marketing opportunities for variable contracts investing in share of the Series Fund. The change in the Series Fund's name will not result in any change in investment objectives, policies or practices for the Series Fund or any of its portfolios. The Series Fund is registered with the Securities and Exchange Commission as a diversified, open-end management investment company, but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to our separate accounts, which currently include the Variable Annuity Account, the Variable Life Account, Variable Fund D, the Group Variable Annuity Account, and the Group Universal Life Account. The Series Fund may be made available to other separate accounts as new products are developed, and may be used as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, a wholly-owned subsidiary of ours domiciled in the State of New York. Shares are sold and redeemed at net asset value. In the case of a newly issued contract, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined from the day we receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding contracts, purchases of shares of the Portfolio of the Series Fund for the Variable Fund D are made at the net asset value of such shares next determined after receipt by us of contract purchase payments.

The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company ("MIMLIC Management") which, prior to May 1, 1997, served as investment adviser to the Series Fund. MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual. The same portfolio managers and other personnel who previously provided investment advisory services to the Series Fund through MIMLIC Management continue to provide the same services through Advantus Capital. Advantus Capital acts as an investment adviser to the Series Fund pursuant to an advisory agreement. MIMLIC Management is a subsidiary of Minnesota Mutual.

A prospectus for the Series Fund is attached to this Prospectus. A person should carefully read this Variable Fund D Prospectus and that for the Series Fund before investing in the contracts.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Series Fund simultaneously. Although Minnesota Mutual does not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Series Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance law, (2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Series Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

D.  ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of the Variable Fund D. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.

We also reserve the right, when permitted by law, to de-register the Variable Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Fund D with one or more of our other separate accounts.

                              CONTRACT DEDUCTIONS

SALES CHARGES

No sales charge is deducted from the purchase payments for these contracts. However, a deferred sales charge, when it is applicable, will be used for expenses relating to the sale of the contracts.

The deferred sales charge is made on contract withdrawals or surrenders during the first ten contract years, measured from the issue date of the contract. If annuity payments commence during the first ten contract years, the deferred sales charge may be assessed against the amount applied to provide the annuity. The amount of any deferred sales charge applicable to a particular transaction is deducted from the accumulation value.

Under the Flexible Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 1. The percentages decrease uniformly by .075% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments. In no event will the sum of the deferred sales charges exceed 9% of the total purchase payments made under this contract.

                                    TABLE 1

                BEGINNING OF
               CONTRACT YEAR              CHARGE
               --------------             -------
                   1                        9.0%
                   2                        8.1
                   3                        7.2
                   4                        6.3
                   5                        5.4
                   6                        4.5
                   7                        3.6
                   8                        2.7
                   9                        1.8
                  10                        0.9
                  11                        -0-

Under the Single Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 2. The percentages decrease uniformly by .05% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments. In no event will the sum of the deferred sales charges exceed 9% of the total purchase payments made under this contract.

                                    TABLE 2

                BEGINNING OF
               CONTRACT YEAR              CHARGE
               --------------             -------
                   1                        6.0%
                   2                        5.4
                   3                        4.8
                   4                        4.2
                   5                        3.6
                   6                        3.0
                   7                        2.4
                   8                        1.8
                   9                        1.2
                  10                        0.6
                  11                        -0-

Under both contracts, if a withdrawal is made where the sum of all withdrawals in that calendar year is equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply. If the sum of the withdrawals exceeds that amount, the deferred sales charge will apply only to the amount of the excess. Similarly, if the contract is surrendered, the deferred sales charge will apply only to the extent that the amount surrendered, when coupled with any withdrawals during the year, exceeds 10% of the accumulation value at the end of the previous calendar year.

Under current practices, Minnesota Mutual under this provision will allow withdrawals during the first calendar year to be made without the imposition of a deferred sales charge so long as withdrawals during the balance of the first calendar year do not exceed 10% of the purchase payments applied to the contract during that first calendar year.

Deduction of a deferred sales charge will be made on contracts in the contract years shown except in the event of the death of the annuitant or on an election of an annuity payment option which provides for benefits which are expected to continue for a period of at least five years. In addition, Minnesota Mutual will waive the deferred sales charge on that portion of a contract's accumulation value which is applied to the purchase of an Adjustable Income Annuity, which is an immediate variable annuity contract, issued by us.

To the extent that sales charges are insufficient to recover sales expenses, Minnesota Mutual will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risk charges described below.

PREMIUM TAXES

Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0.5% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT

Under contracts funded by Variable Fund D, all costs of operating Variable Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. As Variable Fund D is now a unit investment trust rather than a managed investment company, that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .40% on an annual basis for the Index 500 Portfolio, .75% for the Small Company Portfolio and .50% for each of the five other available Portfolios) and do incur other operating expenses. Those other operating expenses have been voluntarily subsidized by Minnesota Mutual to the extent that the expenses exceed .15% on an annual basis for any Portfolio. While Minnesota Mutual has no present intention to alter that practice, it is under no obligation to continue it.

To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, Minnesota Mutual has agreed that, each valuation period, in calculating the net investment factor for the Growth Sub-Account of Variable Fund D, it will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues the Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, Minnesota Mutual will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee; however, any other Series Fund Portfolio operating expenses would not be subject to the reimbursement. Accordingly, to the extent that a Contract Owner or Participant chose to take advantage of the Variable Fund D sub-accounts other than the Growth Sub-Account, he or she could incur additional expenses.

MORTALITY AND EXPENSE RISKS

Minnesota Mutual assumes the mortality risk under the contract by its obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the contracts to each annuitant regardless of how long he or she lives and regardless of how long all annuitants as a group live. Thus, neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.

Minnesota Mutual assumes an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.

To the extent that sales charges are insufficient to recover sales expenses, Minnesota Mutual will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risks charge described below.

For assuming these risks, Minnesota Mutual currently makes a deduction from the Variable Fund D at the rate of .1325% per annum for the mortality risk and
 .6625% per annum for the expense risk. These deductions may be increased or decreased by resolution of the Board of Trustees of Minnesota Mutual, but not more often than annually, and in no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on Minnesota Mutual. Conversely, if the deductions provide more than sufficient, any excess will be credited to the surplus of Minnesota Mutual.

EXPENSES

The Variable Fund D has no expenses which are not covered by the deductions listed above. Minnesota Mutual performs all the administrative functions relative to the contracts and it also bears all expenses associated with the administration of the contracts. These include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

OTHER EXPENSES

The underlying Portfolios also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

                          DESCRIPTION OF THE CONTRACTS

DESCRIPTION

The following material is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, then inquiries may be addressed to us at: Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1.  TYPES OF CONTRACTS

Minnesota Mutual continuously offers two types of variable annuity contracts pursuant to this Prospectus:

    (a) Single Payment Deferred Variable Annuity. This type of contract may be used in connection with a qualified pension or profit sharing plan under which plan contributions have been accumulating in a trust fund. It may also be used in connection with a qualified plan which has previously been funded with insurance contracts or fixed annuity contracts issued by Minnesota Mutual. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year. The contract may also be used to provide fixed annuity or variable annuity payments under the state deferred compensation plans or individual retirement annuity programs.

    (b) Flexible Payment Deferred Variable Annuity. This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2.  ISSUANCE OF CONTRACTS

The contracts are issued to the contract owner named in the application. The owner may be the annuitant or someone else; however, once the owner has been named in the application the ownership of the contract may not be changed.

3.  RIGHT OF REVOCATION

The contract owner should read the contract carefully as soon as it is received. The contract owner may revoke the purchase of a contract within ten days after its delivery, for any reason, on notice to Minnesota Mutual at 400 Robert Street North, St. Paul, Minnesota, of an intention to revoke. If the contract is revoked and returned, Minnesota Mutual will refund to the purchaser the greater of (a) the accumulation value of the contract or (b) the amount of purchase payments paid under the contract. Payment of the requested refund will be made to the purchaser within seven days after we receive notice of cancellation.

In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time for contracts issued or delivered to owners that are 60 years of age or older at the time of delivery. These rights are subject to change, and may vary among the states.

The liability of Variable Fund D under the foregoing is limited to the accumulation value of any contract at the time it is returned for cancellation. Any additional amounts necessary to make the refund to the owner equal to the purchase payments will be made by Minnesota Mutual.

4.  ANNUITY PAYMENTS

Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Variable Fund D. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in Minnesota Mutual's expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Variable Fund D, and thus the annuity payments will vary with the investment experience of the assets of the Variable Fund D.

5.  MODIFICATION OF THE CONTRACT

The contract may be modified at any time by written agreement between Minnesota Mutual and the contract owner.

6.  ASSIGNMENT

The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7.  LIMITATIONS ON PURCHASE PAYMENTS

The minimum purchase payment for the Single Payment Deferred Variable Annuity Contract must be at least $5,000. It may not exceed $250,000 except with the consent of Minnesota Mutual.

The minimum periodic purchase payment which may be made under a Flexible Payment Deferred Variable Annuity Contract is $25. Currently, Minnesota Mutual is waiving the enforcement of this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8.  CONTRACT SETTLEMENT

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Variable Fund D or to fairly determine the value of the assets of the Variable Fund D; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

9.  PARTICIPATION IN DIVISIBLE SURPLUS

The contracts participate in the divisible surplus of Minnesota Mutual, according to the annual determination of its Board of Trustees as to the portion, if any, of the divisible surplus of Minnesota Mutual which has accrued on the contracts.

No assurance can be given as to the amount of divisible surplus, if any, that will be distributable under these contracts in the future. Such amount may arise if mortality and expense experience is more favorable than assumed. No distributions of divisible surplus have been declared on these contracts or other contracts of Variable Fund D except as to certain group contracts sold under circumstances which reduce sales expenses to Minnesota Mutual. When a distribution of divisible surplus is made, it may take the form of additional payments.

                                 VOTING RIGHTS

The Series Fund shares held in the Variable Fund D will be voted by us at the regular and special meetings of the Series Fund. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Fund D. In the event no instructions are received from a contract owner, we will vote such shares of the Series Fund in the same proportion as shares of the Series Fund for which instructions have been received from contract owners with voting interests in each sub-account of the Variable Fund D. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, Minnesota Mutual will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of the Variable Fund D. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

                                 ANNUITY PERIOD

1.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY

The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed dollar annuity basis, or a combination thereof. Other annuity options may be available on request to Minnesota Mutual.

While the contracts require that notice of election to begin variable annuity payments must be received by Minnesota Mutual at least thirty days prior to the annuity commencement date, Minnesota Mutual is currently waiving that requirement for such annuity elections received at least two valuation days prior to the fifteenth of the month. Minnesota Mutual reserves the right to enforce the thirty day notice requirement at its option at anytime in the future.

Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Mutual currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

If an election has not been made otherwise, and the plan does not specify to the contrary, the annuitant's retirement date shall be the first day of the calendar month next following his or her 65th birthday, the annuity option shall be Option 2A, a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity will be provided by any Variable Fund D accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, Minnesota Mutual may fulfill its obligation by paying in a single sum the value of the contract which would otherwise have been applied to provide annuity payments.

The contracts permit annuity payments to begin on the first day of any month after the 50th birthday and before the 75th birthday of the annuitant.

Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

The mortality and expense risks charge continues to be deducted throughout the annuity period under each of the available annuity options, including Option 4, under which there is no mortality risk to Minnesota Mutual.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

2.  OPTIONAL ANNUITY FORMS

OPTION 1--LIFE ANNUITY

This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C)

This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY

This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4--PERIOD CERTAIN ANNUITY

This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3.  VALUE OF THE ANNUITY UNIT

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of (a) .997137, and (b) the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.) The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT

Under the contracts described in this Prospectus, the first monthly annuity payment is determined by the value of the contract at retirement. In addition, a number of states do, however, impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0.5% to 3.5% and are deducted from the contract value applied to provide annuity payments, though Minnesota Mutual reserves the right to make such deductions from purchase payments as they are received.

When annuity payments commence, the value of the contract is determined as the product of (a) the number of accumulation units credited to the contract, and
(b) the value of an accumulation unit.

The contracts contain tables indicating the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied. The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900 and an age setback of six years. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS

The amount of the first monthly annuity payment, determined as described above, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.

The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

                                 DEATH BENEFIT

If the owner dies before annuity payments have started, we will pay the accumulation value of the contract to the named beneficiary. The accumulation value will be determined as of the valuation date coincident with or next following the date that Minnesota Mutual receives due proof of death at its home office. Death proceeds will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death and return of the contract. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death. If the annuitant dies after annuity payments have begun, Minnesota Mutual will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in the contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract is payable to a designated beneficiary who is the contract owner's surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of the spouse's death. Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The beneficiary will be the person or persons named in the contract application unless the owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The owner's written request to change the beneficiary will not be effective until it is recorded in Minnesota Mutual's home office records. After it has been recorded, it will take effect as of the date the owner signed the request. However, if the annuitant or the owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

                          CREDITING ACCUMULATION UNITS

During the accumulation period--the period before the commencement of annuity payments--the purchase payment (on receipt of a completed application or subsequently) is credited on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. Minnesota Mutual will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.

Minnesota Mutual will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares, (ii) days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by Minnesota Mutual at its home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.

In determining the value of the Series Fund on a valuation date, each security traded on a national securities exchange is valued at the last reported sale price on that date, as of the close of trading on the New York Stock Exchange. If there has been no sale on such day, then the security is valued at the last reported bid price on that day. Any security not traded on a securities exchange, but traded in the over-the-counter market, is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Series Fund Board of Directors.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Fund D, the contracts also provide for allocation of purchase payments to Minnesota Mutual's General Account for accumulation at a guaranteed interest rate. Purchase payments received without allocation instructions will be allocated to the General Account.

TRANSFER OF VALUES

Upon your written request, values under the contract may be transferred between the General Account and the Variable Fund D or among the sub-accounts of the Variable Fund D. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250, we are waiving this restriction and allowing transfers of any amount.

The contracts permit us to limit the frequency and amount of transfers from the General Account to the Variable Fund D sub-accounts. Currently, except as provided below, we limit the frequency of such transfers to a single such transfer during any calendar year and the amount of such transfers to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. No transfers will be allowed after annuity payments have begun.

There are two situations which are exceptions to the above restriction. The first is for new contracts where purchase payments are allocated to the General Account because of the absence of initial allocation instructions. In that situation, contract owners may make a single transfer of any amount from the General Account. The second situation is where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. For transfers of a specified amount from the General Account the maximum initial amount that may be transferred may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.

Transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted.

Also, you or persons authorized by you may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, contract owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, contract owners should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact Minnesota Mutual.

While for some contract owners we have used a form to pre-authorize telephone transactions, we now make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners to identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to the general assets of Minnesota Mutual are not registered under the Securities Act of 1933, and Minnesota Mutual is not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests and Minnesota Mutual are not subject to the provisions of those acts that would apply if registration under such acts were required.

VALUE OF THE CONTRACT

The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit was set at $1.000000 on the first valuation date of the Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for each sub-account other than the sub-account holding shares of the Growth Portfolio of the Series Fund, shall be increased by Minnesota Mutual. It will be increased to the extent that on an annual basis the investment advisory fee accrued by the Portfolio in which the sub-account invests, as a percentage of the value of the average net assets of such Portfolio, exceeds .265% per annum. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall also be adjusted by Minnesota Mutual. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by Minnesota Mutual or any other person, any interest expense or amortization of debt discount or any income tax expense.

The gross investment rate is equal to: (1) the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

                           WITHDRAWALS AND SURRENDER

Under both contracts, partial withdrawals may be made by the contract owner from the contract for cash amounts of at least $250. In this event, the accumulation value will be reduced by the amount of the withdrawal and the applicable deferred sales charge. For more information on the application of that charge, see "Sales Charges" on pages 16-17. In the absence of instruction to the contrary, withdrawals will be first made from the general account accumulation value and then from the separate account accumulation value. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments. We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code.

The contracts provide that prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender. The deferred sales charge will apply if the surrender takes place in the first ten contract years. The sales charge will be applied to the extent that amounts payable on surrender exceed 10% of the accumulation value at the end of the previous calendar year, less any partial withdrawals during the current calendar year.

Under any contract, once annuity payments have commenced for an annuitant under Options 1, 2 or 3 of the optional annuity forms, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Optional Annuity Forms" on page 21.

Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (612) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means.

The surrender of a contract or a partial withdrawal thereunder may result in a credit against Minnesota Mutual's premium tax liability. In such event, Minnesota Mutual will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which Minnesota Mutual's premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

                                  DISTRIBUTION

The contracts will be sold by Minnesota Mutual life insurance agents who are also registered representatives of MIMLIC Sales Corporation or other broker-dealers who have entered into selling agreements with MIMLIC Sales Corporation. MIMLIC Sales Corporation acts as the principal underwriter of the contracts. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual. MIMLIC Asset Management Company is also the sole owner of the shares of Advantus Capital Management, Inc., the investment adviser for the Series Fund. MIMLIC Sales Corporation is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Commissions to dealers, paid in connection with the sale of the contracts, may not exceed an amount which is equal to 6% of the purchase payments received for the Flexible Payment Deferred Variable Annuity Contracts and 3.75% for the Single Payment Deferred Variable Annuity Contracts.

In addition, MIMLIC Sales Corporation or Minnesota Mutual will pay credits which allow registered representatives (Agents) who are responsible for sales of the contracts to attend conventions and other meetings sponsored by Minnesota Mutual or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Mutual and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Minnesota Mutual may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Minnesota Mutual.

                               FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.

Minnesota Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Fund D form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Fund D or on capital gains arising from the Variable Fund D's investment activities.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Internal Revenue Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates.

In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

If a taxable distribution is made under the variable annuity contracts, a penalty tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where the taxpayer is 59 1/2 or older, where payment is made on account of the taxpayer's disability, or where payment is made by reason of the death of the owner, and in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of a contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a contract owner's gross income, the Code provides that all non-qualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial purchases of contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Fund D to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. Variable Fund D, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Series Fund or its investments. Nonetheless, Minnesota Mutual believes that each Portfolio of the Series Fund in which the Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a contract owner being treated as the owner of the assets of Variable Fund D. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of Variable Fund D.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death. These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Mutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted at the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans for making IRA contributions on behalf of their employees.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuities to provide retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within sixty days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings in which the Variable Fund D is a party. There are no material pending legal proceedings, other than ordinary routine litigation incidental to their business, in which Minnesota Mutual, MIMLIC Management, Advantus Capital or MIMLIC Sales is a party.

                      STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional contract and Variable Fund D information including financial statements, is available from the offices of the Variable Fund D at your request. The Table of Contents for that Statement of Additional Information is as follows:

    Variable Fund D
    Trustees and Principal Management Officers of Minnesota Mutual
    Other Contracts
    Distribution of Contracts
    Annuity Payments
    Auditors
    Financial Statements
    Appendix A--Calculation of Unit Values